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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment: [ ]; Amendment Number:
                                                ----------
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:

/s/ Matthew Iorio                  Greenwich, Connecticut    February 14, 2012
------------------------------     ----------------------    -----------------
[Signature]                             [City, State]              [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         28
Form 13F Information Table Value Total:   $276,890
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
1     028-13295              White Elm Capital Partners, L.P.

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
                                               MARKET VALUE SHARE /PRN SHARE/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS   CUSIP   (USD)(X1000)   AMOUNT   PRN    CALL   DISCRETION   MANAGERS   SOLE    SHARED NONE
--------------------  -------------- --------- ------------ ---------- ------ ---- -------------- -------- --------- ------ ----
ACCRETIVE HEALTH INC  COM            00438V103        3,321    144,525  SH         Shared-Defined        1   144,525
APPLE INC             COM            037833100       10,895     26,900  SH         Shared-Defined        1    26,900
ARCOS DORADOS         SHS CLASS                                                    Shared-Defined
HOLDINGS INC          -A -           G0457F107        8,822    429,700  SH                               1   429,700
CHECK POINT
SOFTWARE TECH LT      ORD            M22465104       12,882    245,187  SH         Shared-Defined        1   245,187
CROWN CASTLE
INTL CORP             COM            228227104       13,503    301,405  SH         Shared-Defined        1   301,405
DAVITA INC            COM            23918K108       10,545    139,100  SH         Shared-Defined        1   139,100
DOMINOS PIZZA INC     COM            25754A201        4,532    133,500  SH         Shared-Defined        1   133,500
FIRST CASH FINL
SVCS INC              COM            31942D107       14,330    408,384  SH         Shared-Defined        1   408,384
FOSSIL INC            COM            349882100       13,175    166,016  SH         Shared-Defined        1   166,016
GOLAR LNG LTD
BERMUDA               SHS            G9456A100       32,205    724,523  SH         Shared-Defined        1   724,523
GOLAR LNG
PARTNERS LP           COM UNIT LPI   Y2745C102        6,819    222,400  SH         Shared-Defined        1   222,400
LIBERTY GLOBAL INC    COM SER A      530555101       12,409    302,430  SH         Shared-Defined        1   302,430
LIBERTY GLOBAL INC    COM SER C      530555309       12,979    328,418  SH         Shared-Defined        1   328,418
MASTERCARD INC        CL A           57636Q104       11,613     31,150  SH         Shared-Defined        1    31,150
MICHAEL KORS
HLDGS LTD             SHS            G60754101          954     35,000  SH         Shared-Defined        1    35,000
NETSUITE INC          COM            64118Q107        5,880    145,000  SH         Shared-Defined        1   145,000
PRICELINE COM INC     COM NEW        741503403       14,593     31,200  SH         Shared-Defined        1    31,200
PRICESMART INC        COM            741511109        9,408    135,191  SH         Shared-Defined        1   135,191
RALPH LAUREN CORP     CL A           751212101       11,972     86,700  SH         Shared-Defined        1    86,700
SALESFORCE COM INC    COM            79466L302        5,844     57,600  SH         Shared-Defined        1    57,600
SBA COMMUNICATIONS
CORP                  COM            78388J106       16,303    379,500  SH         Shared-Defined        1   379,500
SIRIUS XM RADIO INC   COM            82967N108       13,026  7,157,154  SH         Shared-Defined        1 7,157,154
SOURCEFIRE INC        COM            83616T108        6,862    211,918  SH         Shared-Defined        1   211,918
TEMPUR PEDIC
INTL INC              COM            88023U101          220      4,192  SH         Shared-Defined        1     4,192
TRANSDIGM GROUP INC   COM            893641100        8,093     84,584  SH         Shared-Defined        1    84,584
VERA BRADLEY INC      COM            92335C106          366     11,350  SH         Shared-Defined        1    11,350
VERISK ANALYTICS INC  CL A           92345Y106        5,582    139,100  SH         Shared-Defined        1   139,100
VISA INC              COM CL A       92826C839        9,757     96,100  SH         Shared-Defined        1    96,100